Inventories - Continuity of Obsolescence Reserve from Continuing Operations for Inventory (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 30, 2019	Mar. 31, 2018		Mar. 25, 2017
Inventory Disclosure [Abstract]
Beginning balance	[1]	$ 1,919	$ 1,781		$ 2,217
Additional charges		647	763		397
Deductions		(671)	(625)		(833)
Ending balance		$ 1,895	$ 1,919	[1]	$ 1,781	[1]

[1]	Recast (refer to note 1)